RE:                                                 2:43 PM


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                            November 24, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Insured Municipals Income Trust, Series 170
          File No. 33-07195   CIK #797082

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 9 to the Post-Effective, which was the most recent amendment to the Post-Effective of the Registration Statement, was filed electronically with the Commission on December 1, 1995.

                                    Very truly yours,




                                    Van Kampen American Capital
                                      Distributors, Inc.